Basis of Preparation	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of Preparation	Basis of Preparation
(a)     Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee.

These consolidated financial statements were authorized for issue by the Board of Directors of the Company (the “Board”) on March 5, 2026.
(b) Basis of Presentation and Principles of Consolidation

These consolidated financial statements have been prepared on a historical cost basis except for derivative financial instruments, which are measured at fair value through profit or loss.

These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control over a subsidiary is defined to exist when the Company is exposed to variable returns from involvement with an investee and has the ability to affect the returns through power over the investee. All intercompany balances and transactions are eliminated upon consolidation.

Since the Company does not own 100% of its interests in MCSA and NX Gold, the interest attributable to non-controlling shareholders is reflected in non-controlling interests. Adjustments to non-controlling interests that do not involve the loss of control are accounted for as equity transactions and adjustments are based on a proportionate amount of the net assets of the subsidiary.
(c) Foreign Currency Translation

The functional currency and presentation currency of the Company is the US dollar. The monetary assets and liabilities of the Company that are denominated in foreign currencies are translated at the rate of exchange at the statement of financial position date while non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in profit or loss.

The functional currency of all of the Company's Brazilian subsidiaries is the Brazilian Real (“BRL”). The assets and liabilities of its Brazilian subsidiaries are translated into the US dollar presentation currency using the exchange rate at the statement of financial position date while revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in a separate component of shareholders’ equity.
(d)     Use of Estimates and Judgments
In preparing these financial statements, management has made judgments, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amounts of the assets, liabilities, revenues and expenses.

The estimates and assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Critical Judgments

Functional currency

The functional currency of the Company and each of its subsidiaries is the currency of the primary economic environment in which the entities operate. The Company has determined that the functional currency for the Company is the US dollar while the functional currency for all of its Brazilian subsidiaries is the BRL. Assessment of functional currency involves certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Legal claims and contingent liabilities

The recognition of legal provisions and contingent liabilities involves the assessment of claims made against the Company and each of its subsidiaries. The recognition of a legal provision, or disclosure of a contingent liability, involves certain judgments to determine the probability of whether a cash outflow will occur. In making this judgment, management has assessed various criteria and also relies on the opinions of its legal advisers to assist in making this assessment.

Commencement of Commercial Production

Determining when a mine under construction is substantially complete and ready for its intended use requires significant judgment. The criteria the Company used to make that determination for the Tucumã Operation included, amongst other things:
•the ability of the mine to produce salable product (i.e. the ability to produce metal within specifications),
•throughput of the processing plant reach a predefined percentage of design capacity over a reasonable period,
•processing plant recoveries reaching a pre-defined percentage of expected recoveries.

After evaluating the above factors, the Company concluded that the Tucumã Operation had achieved commercial production as of July 1, 2025, and therefore, is ready for its intended use.

Income taxes

The determination of the Company’s tax expense for the period and deferred tax assets and liabilities involves judgment by management. In determining these amounts, management interprets tax legislation in a variety of jurisdictions. The Company is subject to assessments by various taxation authorities, which may interpret legislation differently. These differences may affect the final amount or the timing of the payment of taxes. The Company provides for such differences where known based on management’s best estimate of the probable outcome of these matters.

The Company operates in Brazil where tax authorities may audit income tax treatments and the resolution of such audits may span multiple years. Tax law in Brazil is complex and often subject to changes and to varied interpretations; accordingly, the ultimate outcome with respect to income tax treatments may differ from the amounts recognized. The Company’s assessment of whether it is probable that uncertain income tax treatments will be accepted by tax authorities in Brazil is a significant management judgment.

Key Sources of Estimation Uncertainty

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates and such differences could be significant. Key areas of uncertainty that have the most significant effect on on the consolidated financial statements are summarized below:

Derivative instruments

The fair value of derivative instruments is determined using either present value techniques or option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs, including assumptions for forward interest and foreign exchange rates, volatilities and discount rates. The fair value of the Company’s derivative contracts includes an adjustment for credit risk for either the Company or the counter party as applicable. Changes in the assumptions for inputs into the models affect the fair value of the derivatives recognized in the statement of financial position as well as the unrealized gains or losses recognized in net income.

Carrying amounts of mineral properties and associated mine closure and reclamation costs

Changes in mineral reserves and resources information could impact depreciation and depletion rates, asset carrying amounts and the provisions for mine closure and reclamation costs. The Company determines its mineral reserves and resources based on information compiled by competent individuals. Mineral reserves and resources information is used in the calculation of depreciation, depletion and determination, when applicable, of the recoverable amount of cash generating unit, and for forecasting the timing of reclamation and closure cost expenditures.
There are numerous uncertainties inherent in estimating mineral reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the estimation methodology, forecasted prices of commodities, exchange rates, production costs or recovery rates may change the economic status of mineral reserves and may, ultimately, result in changes in the mineral reserves.

Mine closure and reclamation costs

Significant estimates and assumptions are made in determining the provision for mine closure and reclamation costs as there are numerous factors that will affect the ultimate liability payable. These factors include estimation of the extent and cost of rehabilitation activities, timing of future cash flows, discount rates, inflation rate, and regulatory requirements.

Changes in the above factors can result in a change to the provision recognized by the Company. Changes to mine closure and rehabilitation costs are recorded with a corresponding change to the carrying amounts of related mineral properties, plant and equipment. Adjustments to the carrying amounts of related mineral properties, plant and equipment can result in a change to future depreciation and depletion expense.

Deferred Revenue

Judgment and estimates were required in determining the accounting for the precious metal purchase agreement ("PMPA") with RGLD Gold AG, a subsidiary of Royal Gold Inc. (collectively "Royal Gold"), which is accounted for as deferred revenue in accordance with IFRS 15 Revenue from Contracts with Customers (“IFRS 15”). As the Company’s obligation under the precious metal purchase agreement will be satisfied through deliveries of a non-financial item (i.e. deliveries of gold ounces), rather than cash or other financial assets, it was determined to be entered into and continued to be held for the purpose of the delivery of a non-financial item in accordance with the Company’s expected sale or usage requirements and thus not within the scope of IFRS 9 Financial Instruments (“own use exemption”). The determination of whether the own use exemption applies requires management’s judgments.
Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognized as revenue. Key inputs into the estimate of the amount of deferred revenue that should be recognized include the following:

a.Future gold prices were used at inception of the contract and on the contract modification date to estimate the expected total consideration to be received under the contract including variable consideration and is used as the stand alone selling price to allocate the consideration to each ounce of gold to be delivered to Royal Gold, and
b.Expected life of mine gold production and the timing thereof, which is estimated based on the approved life of mine for the Xavantina Operations and estimated proven and probable reserves.

Expected credit loss provision

Significant estimates are made in determining the expected credit loss provision for notes receivables which are measured at amortized costs as there are numerous factors that will affect the ultimate amount to be received. These factors include exposure at default, the expected recovery, and the timing of expected cash flow.
(e)    Future Changes in Accounting Policies Not Yet Effective as of December 31, 2025

In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements ("IFRS 18") to replace IAS 1. IFRS 18 introduces two newly required subtotals on the face of the income statement, which includes operating profit and profit or loss before financing and income tax, and three new income statement classifications, which are operating, investing, and financing. In addition, IFRS 18 requires non-IFRS management performance measures that are subtotals of income and expenses to be disclosed on financial statement. IFRS 18 also provides additional guidance on principles of aggregation and disaggregation which apply to the primary financial statements and the notes. IFRS 18 will not affect the recognition and measurement of items in the financial statements, nor will it affect which items are classified in other comprehensive income and how these items are classified. The standard is effective for reporting periods beginning on or after January 1, 2027. Retrospective application is required and early application is permitted. The Company is currently assessing the effect of this new standard on our financial statements.
In May 2024, the IASB published amendments to the classification and measurement requirements for financial instrument in IFRS 9 Financial Instrument ("IFRS 9"). The amendments clarify that a financial assets is derecognized on the date on which the contractual rights to the cash flows expire or the asset is transferred. A financial liability is derecognized on the settlement date, which is the date on which the liability is extinguished. The amendments to IFRS 9 introduced an election that permits the Company, when settling a financial liability or part of a financial liability in cash using an electronic payment system, to deem the financial liability, or part of it, to be discharged before the settlement date if the Company has initiated a payment instruction that resulted in: (a) the Company having no practical ability to withdraw, stop or cancel the payment instruction; (b) the Company having no practical ability to access the cash to be used for settlement as a result of the payment instruction; and (c) the settlement risk associated with the electronic payment system being insignificant. The amendments clarify that unless the above election applies, a financial liability is derecognized on the settlement date, which is the date on which the liability is extinguished because the obligation specified in the contract is discharged or cancelled or expires. The amendments apply for reporting periods beginning on or after January 1, 2026. Adoption of the amendments to IFRS 9 is not expected to have a material impact on the Company’s financial reporting